Investment Objectives and Goals - Anfield U.S. Equity Sector Rotation ETF	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY– Anfield U.S. Equity Sector Rotation ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Anfield U.S. Equity Sector Rotation ETF (the “Fund”) seeks to outperform traditional large-cap equity indices and styles over full market cycles by investing in various sectors of the equity market.